Dispositions (Tables)	12 Months Ended
Dec. 31, 2025
Dispositions [Abstract]
Details of Assets and Liabilities Classified as Held for Sale
Details of the assets and liabilities classified as held for sale are as follows:
As at
December 31
December 31
millions of dollars 2025 2024
Cash and cash equivalents $
6 $
8
Inventory
10
9
Derivative instruments -
1
Regulatory assets
41
28
Receivables and other current assets
142
127
Current assets held for sale $
199 $
173
PP&E
1,856
1,845
Regulatory assets
4
6
Goodwill
289
303
Other long-term assets
28
23
Less: Adjustment to FV less costs to sell
(1)
(89) (17)
Long-term assets held for sale $
2,088 $
2,160
Total assets held for sale $
2,287 $
2,333
Short-term debt
$
116 $
46
Current portion of long-term debt
96 -
Derivative instruments -
1
Regulatory liabilities
25
10
Accounts payable and other current liabilities
154
155
Current liabilities associated with assets held for sale
391
212
Long-term debt
567
696
Deferred income taxes
185
167
Regulatory liabilities
261
274
Other long-term liabilities
11
11
Long-term liabilities associated with assets held for sale $
1,024 $
1,148
Total liabilities associated with assets held for sale $
1,415 $
1,360
(1) Represents a $ 75
million impairment charge related to the remeasurement
of the NMGC disposal group to FV (December
31,
2024 - nil ) and $ 14
million in estimated transaction costs related to
the pending sale (December 31, 2024 – $
17
million).